Average Annual Total Returns - FidelityNASDAQCompositeIndexETF-PRO - FidelityNASDAQCompositeIndexETF-PRO - Fidelity Nasdaq Composite Index ETF	Jan. 28, 2023
Fidelity Nasdaq Composite Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(32.07%)
Past 5 years	9.83%
Past 10 years	14.43%
Fidelity Nasdaq Composite Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(32.32%)
Past 5 years	9.51%
Past 10 years	14.11%
Fidelity Nasdaq Composite Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(18.98%)
Past 5 years	7.73%
Past 10 years	12.12%
NS004
Average Annual Return:
Past 1 year	(32.54%)
Past 5 years	9.67%
Past 10 years	14.43%